Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below.
Pay Versus Performance: Graphical Description

Year	Summary Compensation Table Total for Kotte(1)	Compensation Actually Paid to Kotte(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Income (in millions)
(a)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$13,757,255	$545,066	$2,125,750	$(342,823)	$20.57	$(257.13)
2024	$6,262,772	$6,654,232	$2,255,520	$2,392,064	$128.13	$(2.93)
2023	$5,141,874	$5,961,359	$1,794,887	$1,872,627	$127.66	$(63.26)

(1)	Mr. Kotte has served as the Chief Executive Officer since June 3, 2022.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$13,757,255	$2,125,750	$6,262,772	$2,255,520	$5,141,874	$1,794,887
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($10,734,997)	($1,239,000)	($3,526,351)	($1,410,000)	($4,216,664)	($1,272,675)
Year-end fair value of unvested awards granted in the current year	$867,635	$215,000	$4,499,045	$1,673,750	$4,318,853	$1,098,889
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($3,204,407)	($1,030,337)	($92,941)	$2,014	$319,824	$88,550
Fair values at vest date for awards granted and vested in current year	$5,735,000	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($779,801)	($414,236)	($488,293)	($129,220)	$397,472	$162,976
Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	($5,095,619)	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	($13,212,189)	($2,468,573)	$391,460	$136,544	$819,485	$77,740

Compensation Actually Paid (as calculated)	$545,066	($342,823)	$6,654,232	$2,392,064	$5,961,359	$1,872,627

(3)
The assumptions used to calculate compensation actually paid are consistent with the methodology used for financial reporting purposes and, in the case of awards subject to performance-based vesting conditions, are valued based on the probable achievement of the underlying performance goal as of the last day of the applicable year.

(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Brendan Shanahan, Michael Hargis
2024: Brendan Shanahan, Michael Hargis 2023: Jason Schulz, Michael Hargis
2023: Jason Schulz, Michael Hargis
(5)	Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2022. Historic stock price performance is not necessarily indicative of future stock price performance.

Named Executive Officers, Footnote
(1)	Mr. Kotte has served as the Chief Executive Officer since June 3, 2022.
(4)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2025: Brendan Shanahan, Michael Hargis
2024: Brendan Shanahan, Michael Hargis 2023: Jason Schulz, Michael Hargis
2023: Jason Schulz, Michael Hargis

PEO Total Compensation Amount	$ 13,757,255	$ 6,262,772	$ 5,141,874
PEO Actually Paid Compensation Amount	$ 545,066	6,654,232	5,961,359
Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$13,757,255	$2,125,750	$6,262,772	$2,255,520	$5,141,874	$1,794,887
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($10,734,997)	($1,239,000)	($3,526,351)	($1,410,000)	($4,216,664)	($1,272,675)
Year-end fair value of unvested awards granted in the current year	$867,635	$215,000	$4,499,045	$1,673,750	$4,318,853	$1,098,889
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($3,204,407)	($1,030,337)	($92,941)	$2,014	$319,824	$88,550
Fair values at vest date for awards granted and vested in current year	$5,735,000	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($779,801)	($414,236)	($488,293)	($129,220)	$397,472	$162,976
Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	($5,095,619)	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	($13,212,189)	($2,468,573)	$391,460	$136,544	$819,485	$77,740

Compensation Actually Paid (as calculated)	$545,066	($342,823)	$6,654,232	$2,392,064	$5,961,359	$1,872,627

Non-PEO NEO Average Total Compensation Amount	$ 2,125,750	2,255,520	1,794,887
Non-PEO NEO Average Compensation Actually Paid Amount	$ (342,823)	2,392,064	1,872,627
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table by year to calculate Compensation Actually Paid consist of:

	2025		2024		2023
	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs	Vijay Kotte - CEO	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$13,757,255	$2,125,750	$6,262,772	$2,255,520	$5,141,874	$1,794,887
Total Adjustments for Pension	$0	$0	$0	$0	$0	$0
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	($10,734,997)	($1,239,000)	($3,526,351)	($1,410,000)	($4,216,664)	($1,272,675)
Year-end fair value of unvested awards granted in the current year	$867,635	$215,000	$4,499,045	$1,673,750	$4,318,853	$1,098,889
Year-over-year difference of year-end fair values for unvested awards granted in prior years	($3,204,407)	($1,030,337)	($92,941)	$2,014	$319,824	$88,550
Fair values at vest date for awards granted and vested in current year	$5,735,000	$0	$0	$0	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	($779,801)	($414,236)	($488,293)	($129,220)	$397,472	$162,976
Fair Value as of Prior Fiscal Year-End of Stock Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	($5,095,619)	$0	$0	$0	$0	$0
Total Adjustments for Equity Awards	($13,212,189)	($2,468,573)	$391,460	$136,544	$819,485	$77,740

Compensation Actually Paid (as calculated)	$545,066	($342,823)	$6,654,232	$2,392,064	$5,961,359	$1,872,627

Compensation Actually Paid vs. Total Shareholder Return	CAP and Cumulative TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income
Total Shareholder Return Amount	$ 20.57	128.13	127.66
Net Income (Loss)	$ (257,130,000)	$ (2,930,000)	$ (63,260,000)
PEO Name	Mr. Kotte	Mr. Kotte	Mr. Kotte
Additional 402(v) Disclosure
Relationship Between Pay and Performance
We believe the “Compensation Actually Paid” in each of the years reported above and over the three-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our Annual Program and our share-based compensation programs.

PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,212,189)	$ 391,460	$ 819,485
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,734,997)	(3,526,351)	(4,216,664)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	867,635	4,499,045	4,318,853
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,204,407)	(92,941)	319,824
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,735,000	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,801)	(488,293)	397,472
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,095,619)	0	0
PEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,468,573)	136,544	77,740
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,239,000)	(1,410,000)	(1,272,675)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	215,000	1,673,750	1,098,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,030,337)	2,014	88,550
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(414,236)	(129,220)	162,976
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Adjustments for Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0